Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	TANTECH HOLDINGS LTD
Entity Central Index Key	0001588084
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2022
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Common Stock Shares Outstanding	1,217,906
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-36885
Entity Incorporation State Country Code	D8
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Entity Address Address Line 1	No. 10 Cen Shan Road
Entity Address Address Line 2	Shuige Industrial Zone
Entity Address City Or Town	Lishui City
Entity Address Postal Zip Code	323000
Entity Address Country	CN
Document Registration Statement	false
Security 12b Title	Common shares
Trading Symbol	TANH
Security Exchange Name	NASDAQ
Document Shell Company Report	false
Auditor Firm Id	6781
Auditor Name	YCM CPA, Inc.
Auditor Location	Irvine, California
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	No. 10 Cen Shan Road
Entity Address Address Line 2	Shuige Industrial Zone
Entity Address City Or Town	Lishui City
Contact Personnel Email Address	tantech@tantech.cn
Contact Personnel Name	Mr. Weilin Zhang
Entity Address Postal Zip Code	323000
Entity Address Country	CN
City Area Code	86
Local Phone Number	578-226-2305
Phone Fax Number Description	+86-578-226-2360